Subsequent Events	6 Months Ended
Jun. 30, 2021
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS:

On July 19, 2021, the Company announced it has signed a non-binding letter of intent to purchase a controlling interest in a Business-to-Business (B2B) and Business-to-Consumer (B2C) electronics distributor (the “Target Company”) with several outlets in Israel and a growing e-commerce operation.

According to the LOI, the Company will hold 50.06% of the issued and outstanding share capital of the Target Company, acquired through the acquisition of shares from the Target Company’s current shareholders, in consideration for the Company’s cash and restricted ADSs of. The total consideration, estimated to amount to USD 3.3 million, is based on the Target Company’s valuation calculated according to its adjusted EBITDA.

On July 21, 2021, the Company’s board of directors authorized the Company to take actions to promote a USD 2 million buyback program for the Company’s ADRs. The Company expects to formally approve the buyback in conjunction with the approval of its financial statements for the period ended June 30, 2021 and based on a financial advisor’s opinion to be obtained. The Company is required to file a motion seeking a court approval for the buyback program, and the effectiveness of the buyback plan, if formally approved, will be contingent upon such court’s approval.

In accordance with the share purchase agreement Polyrizon signed with its current shareholders to raise a total amount of USD 800 thousands, the Company committed on August 31, 2021 to invest an amount of USD 297 thousands. Following such investment round, the Company will hold 34.74% of Polyrizon on a fully diluted basis.

On August 17, the Company’s subsidiary, Jeffs’ Brands Ltd signed a non-binding Letter of Intent to acquire 100% of the issued and outstanding share capital of a private company of branded consumer products, for an initial consideration of USD 6 million (to be paid in cash and equity) with a potential deferred consideration, based on the parties’ understanding, of up to additional USD 13.25 million, conditional upon future sales and profitability targets.